Transaction Advisory Costs (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Transaction advisory costs		$ 3,899
Cash		850
Minimum [Member]
Payments for fees		2,850
Maximum [Member]
Payments for fees		10,850
Common Stock [Member]
Transaction advisory costs		$ 280